Basis of Presentation and General Information-Additional Information (Details)	1 Months Ended	3 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jan. 21, 2014 $ / shares shares	Mar. 27, 2012 $ / shares shares	May. 13, 2015 $ / shares shares	Aug. 07, 2013 $ / shares shares	Oct. 19, 2012 $ / shares shares	Dec. 31, 2015 Teutonic $ / shares shares	Dec. 31, 2014 Teutonic shares
Stock Issued During Period Shares New Issues | shares						598,400
Common Stock Par Or Stated Value Per Share						$ 0.0001
Costamare Inc [Member]
Entity Incorporation State Country Name						Republic of Marshall Islands
Entity Incorporation Date Of Incorporation						Apr. 21, 2008
Number of shipowning companies acquired during the entity's reorganization						53
Date of reorganization completion						November 2008
Date of IPO completion						Nov. 04, 2010
Stock Issued During Period Shares New Issues | shares						598,400
Balance of shares as at period end | shares						75,398,400	74,800,000
Percentage of outstanding common shares owned by the Family						65.00%
Fleet information [Member]
Number of vessels at period end						54	55
Carrying capacity of vessels at period end (TEU) | Teutonic						317,774	320,407
Number Subsidiaries [Member]
Total wholly owned subsidiaries as at period end						92
Follow on offering [Member]
Stock Issued During Period Shares New Issues | shares		7,500,000
Common Stock Par Or Stated Value Per Share		$ 0.0001
Sale of Stock, Price Per Share		$ 14.1
Second follow-on offering [Member]
Stock Issued During Period Shares New Issues | shares					7,000,000
Common Stock Par Or Stated Value Per Share					$ 0.0001
Sale of Stock, Price Per Share					$ 14
Public offering of Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Preferred stock dividend rate				7.625%
Stock Issued During Period Shares New Issues | shares				2,000,000
Common Stock Par Or Stated Value Per Share				$ 0.0001
Sale of Stock, Price Per Share				$ 25
Public Offering of Series C Cumulative Redeemable Perpetual Preferred Stock [Member]
Preferred stock dividend rate	8.50%
Stock Issued During Period Shares New Issues | shares	4,000,000
Common Stock Par Or Stated Value Per Share	$ 0.0001
Sale of Stock, Price Per Share	$ 25
Public Offering of Series D Cumulative Redeemable Perpetual Preferred Stock [Member]
Preferred stock dividend rate			8.75%
Stock Issued During Period Shares New Issues | shares			4,000,000
Common Stock Par Or Stated Value Per Share			$ .0001
Sale of Stock, Price Per Share			$ 25